Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and benefits
Salaries and variable compensation	10,924	11,474	12,481
Social security	769	865	928
Other	837	874	1,190
Compensation and benefits	12,530	13,213	14,599
Pension and other post-retirement expense	532	610	483
UK levy on variable compensation			404
Severance and other compensation expense related to headcount reductions	456	715
Plus Bond awards
Compensation and benefits
Total value of awards granted	187
Bank
Compensation and benefits
Salaries and variable compensation	10,647	11,159	12,156
Social security	751	842	903
Other	1,048	1,187	1,642
Compensation and benefits	12,446	13,188	14,701
Pension and other post-retirement expense	747	926	939
UK levy on variable compensation	0		404
Severance and other compensation expense related to headcount reductions	427	576